SELECTED STATEMENTS OF OPERATIONS DATA (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial income:
Interest	$ 201	$ 160	$ 87
Foreign currency translation	501	530	39
Financial Income Total	702	690	126
Financial expenses:
Interest	169	189	105
Foreign currency translation	284	341	249
Bank charges and others	56	56	30
Re-measurement of earn-out payment	0	0	106
Financial Expenses Loss	(509)	(586)	(490)
Financial income (expenses), net	$ 193	$ 104	$ (364)